Goldman Sachs International Equity Income Fund Investment Strategy - Class P Shares [Member] - Goldman Sachs International Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. In addition, the Fund may also invest in the securities of issuers located in emerging countries. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund’s investments are selected using an investment philosophy and a valuation discipline designed to identify what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund's performance against the MSCI EAFE Index (Net, USD, Unhedged).